Note 28 - Valuation Accounts - Schedule of Valuation Accounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Balance	€ 19,450	€ 19,212	€ 23,125
Charges to costs and expenses	1,536	238	218
Deductions: write-off and others	(6,720)		(4,131)
Balance	14,266	19,450	19,212
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
Balance	960	1,091	1,274
Charges to costs and expenses	69	103	124
Deductions: write-off and others		(233)	(307)
Balance	1,029	960	1,091
SEC Schedule, 12-09, Reserve, Inventory [Member]
Balance	803	728	741
Charges to costs and expenses	239	121	275
Deductions: write-off and others	(319)	(46)	(288)
Balance	723	803	728
SEC Schedule, 12-09, Reserve, Warranty [Member]
Balance	548	576	712
Charges to costs and expenses	316	319	354
Deductions: write-off and others	(415)	(347)	(490)
Balance	€ 449	€ 548	€ 576